Annual Total Returns - BLACKROCK ADVANTAGE LARGE CAP GROWTH FUND (INSTITUTIONAL, INVESTOR A, Class R Shares and INVESTOR C) [BarChart] - Investor A, C, Institutional and Class R - BLACKROCK ADVANTAGE LARGE CAP GROWTH FUND - Investor A Shares
Sep. 28, 2020
Bar Chart Table:
Annual Return 2010	20.59%
Annual Return 2011	(5.57%)
Annual Return 2012	10.94%
Annual Return 2013	23.74%
Annual Return 2014	0.76%
Annual Return 2015	1.21%
Annual Return 2016	9.99%
Annual Return 2017	23.13%
Annual Return 2018	(2.90%)
Annual Return 2019	33.39%